22,263-8                        Exchange Act-Forms                1868   4-28-99

                                    FORM 13F

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                                                        OMB APPROVAL
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                                                OMB Number:      3235-0006
                                                Expires:  October 31, 2000
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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

             Report for the Calendar Year or Quarter Ended: 9/30/00
            Check here if Amendment [ ]; Amendment Number: __________

                        This Amendment (Check only one.):
                            [ ]    is a restatement.
                            [ ]    adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  August Capital Management LLC

Address: 2480 Sand Hill Road, Suite 101, Menlo Park, CA 94025

Form 13F File Number:  28-05403 ________________________________________________

                      The  institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Mark G. Wilson
Title:  Managing Memeber
Phone:  650-234-9900
Signature, Place, and Date of Signing:

/s/ Mark G. Wilson
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[Signature]

Menlo Park, CA
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[City, State]

November 13, 2000
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[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:                           0
                                                      --------
Form 13F Information Table Entry Total:
                                                             4
                                                      --------
Form 13F Information Table Value Total:
                                                      $101,124
                                                      --------
                                                     (thousands)
List of Other Included Managers:

   None

                                                   FORM 13F INFORMATION TABLE


                                                                                                                 Voting Authority
                            Title                                                                                ----------------
                             of                            Value       Shares/ Sh/  Put/Invstmt
      Name of Issuer        Class          CUSIP           (x$1000)    PrnAmt  Prn Call Dscretn Managers       Sole   Shared    None
--------------------------  ------       ---------       ---------  ---------- --- ---------------------   -------------------------
Metawave                     COM         591409107        22,237     1,214,310  SH      Sole                1,214,310    0        0
Red Hat                      COM         756577102         2,929       171,678  SH      Sole                  171,678    0        0
Telocity                     COM         87971D103        43,039    13,117,705  SH      Sole               13,117,705    0        0
ValiCert                     COM         91915Q105        32,919     1,881,071  SH      Sole                1,881,081    0        0
                                             TOTAL       101,124
